Additional disclosures - Parent company condensed statements of income (Details) - EUR (€) € in Millions		8 Months Ended	12 Months Ended
		Aug. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Income Statements, Captions [Line Items]
Interest income			€ 101,710.0	€ 109,012.0	€ 101,742.0
Dividend income			715.0	710.0	568.0
Interest expense			(59,362.0)	(65,225.0)	(61,092.0)
Non-interest income	[1]		1,583.0	846.0	1,137.0
Non-interest expense			(2,070.0)	(2,258.0)	(2,766.0)
Operating profit/(loss) before tax		€ 6,193.0	18,681.0	17,347.0	15,005.0
Tax expense or income from continuing operations		€ (635.0)	(4,723.0)	(4,844.0)	(3,880.0)
Income/ (charges) for the period from continuing operations			13,958.0	12,503.0	11,125.0
Net profit from discontinued operations			1,542.0	1,241.0	1,058.0
Profit/(loss) for the year			15,500.0	13,744.0	12,183.0
Banco Santander, S.A. | Reportable Legal Entities
Condensed Income Statements, Captions [Line Items]
Interest income			31,363.0	34,752.0	31,854.0
Dividend income			6,070.0	7,113.0	8,805.0
Interest expense			(18,170.0)	(20,112.0)	(16,204.0)
Interest income / (charges)			13,193.0	14,640.0	15,650.0
Impairment losses charged to income for the year			(1,162.0)	(1,334.0)	(1,372.0)
Interest income / (charges) after provision for credit losses			12,031.0	13,306.0	14,278.0
Non-interest income			6,981.0	5,502.0	4,777.0
Non-interest expense			(7,848.0)	(8,552.0)	(9,662.0)
Operating profit/(loss) before tax			11,164.0	10,256.0	9,393.0
Tax expense or income from continuing operations			(1,073.0)	(1,091.0)	(533.0)
Income/ (charges) for the period from continuing operations			10,092.0	9,167.0	8,860.0
Net profit from discontinued operations			1,021.0	935.0	378.0
Profit/(loss) for the year			11,113.0	10,101.0	9,239.0
Banco Santander, S.A. | Reportable Legal Entities | Earning assets
Condensed Income Statements, Captions [Line Items]
Interest income			25,293.0	27,639.0	23,049.0
Banco Santander, S.A. | Reportable Legal Entities | Bank subsidiaries
Condensed Income Statements, Captions [Line Items]
Dividend income			5,029.0	6,248.0	7,790.0
Banco Santander, S.A. | Reportable Legal Entities | Non-bank subsidiaries
Condensed Income Statements, Captions [Line Items]
Dividend income			€ 1,041.0	€ 865.0	€ 1,015.0

[1]	Includes EUR -486 million at 31 December 2025 (EUR -1,225 and EUR -1,016 at 31 December 2024 and 2023, respectively) derived from the net loss generated in Argentina as a result of the application of IAS 29 Financial reporting in hyperinflationary economies.